Schedule 1 - Condensed Statements of Comprehensive (Loss)/Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating revenue, net	¥ 2,801,768	$ 406,218	¥ 3,205,914	¥ 3,027,948
Operating costs and expenses	1,019,362	147,794	1,054,475	742,258
Interest income	81,713	11,847	48,662	26,515
Fair value change of warrant				150,685
Foreign currency exchange (loss)/gain	4,064	589	9,349	(1,335)
Income tax expense/(benefit)	22,976	3,331	(220,987)	50,155
Others, net	66,929	9,704	9,764	8,052
Net (loss)/profit attributable to Waterdrop Inc.	607,717	88,110	(1,574,080)	(663,869)
Deemed dividend on modification on preferred shares				67,975
Deemed dividend upon issuance of warrants				90,268
Preferred shares redemption value accretion	0		152,287	285,668
Net (loss)/profit attributable to ordinary shareholders	607,717	88,110	(1,726,367)	(1,107,780)
Other comprehensive income/(loss)
Foreign currency transaction adjustments	129,563	18,785	(36,640)	(14,008)
Unrealized gains on available for sale investments, net of tax	174	25	192	1,724
Total comprehensive (loss)/income	737,454	106,920	(1,610,528)	(676,153)
Waterdrop Inc. [Member]
Operating revenue, net	0	0	2,279	0
Operating costs and expenses	(153,603)	(22,270)	(250,814)	(229,413)
Interest income	11,990	1,738	8,666	2,293
Fair value change of warrant	0	0	0	(150,685)
Foreign currency exchange (loss)/gain	1,290	187	(2,114)	(3)
Income tax expense/(benefit)	0	0	0	(39)
Others, net	17,097	2,479	4	0
Equity in (loss)/profit of subsidiaries and VIEs	730,943	105,976	(1,332,101)	(286,022)
Net (loss)/profit attributable to Waterdrop Inc.	607,717	88,110	(1,574,080)	(663,869)
Deemed dividend on modification on preferred shares	0	0	0	(67,975)
Deemed dividend upon issuance of warrants	0	0	0	(90,268)
Preferred shares redemption value accretion	0	0	(152,287)	(285,668)
Net (loss)/profit attributable to ordinary shareholders	607,717	88,110	(1,726,367)	(1,107,780)
Other comprehensive income/(loss)
Foreign currency transaction adjustments	129,563	18,785	(36,640)	(14,008)
Unrealized gains on available for sale investments, net of tax	174	25	192	1,724
Total comprehensive (loss)/income	¥ 737,454	$ 106,920	¥ (1,610,528)	¥ (676,153)